Loans from related parties (Tables)	12 Months Ended
Dec. 31, 2025
Loans from related parties
Summary of loans from related parties

	December 31,	December 31,
	2025	2024
	£ 000	£ 000
Current loans and borrowings
Loans from related parties	188,526	524,242